Changes in Level 3 Assets (Parenthetical) (Detail) (Auction Rate Securities, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Realized Gains (losses) on securities	$ 21.6	$ 10.7
Impairment losses	1.6
Sales of Securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Realized Gains (losses) on securities	20.8	0.1
Redemptions by Issuers
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Realized Gains (losses) on securities	$ 0.8	$ 10.6